JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT IN JOINT VENTURE

The Company’s investment in joint venture during the year can be summarized as follows:

Investment balance, December 31, 2021	$1,445,251
Recognized gain on contribution of intellectual property	1,746,987
Share of loss in joint venture for the year ended December 31, 2022	(3,211,993)
Effect of changes in foreign exchange rates	19,755
Investment balance, December 31, 2022	-
Recognized gain on contribution of intellectual property	1,031,807
Share of loss in joint venture for the year ended December 31, 2023	(1,031,807)
Investment balance, December 31, 2023 and 2024	$-

SCHEDULE OF UNPAID BALANCES ARE INTEREST FREE
October 31, 2025	$700,000
October 31, 2026	$1,000,000
October 31, 2027	$1,300,000
October 31, 2028	$1,600,000
October 31, 2029	$1,900,000

SCHEDULE OF PURCHASE PRICE ALLOCATION

The assessment of the purchase price allocation on the date of purchase has been determined as follows:

Fair value consideration paid

Convertible debt to be paid over five years	$6,500,000

Recognized amounts of identifiable net assets:

Cash	$97,833
Other non-current assets	237,216
Accounts payable	(388,470)
Payables to the Company	(299,266)

Net assets (liabilities) acquired	$(352,687)

Loss on acquisition	$6,852,687

$6,500,000

SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE

Summarized financial information of the joint venture is as follows:

December 31,	2024	2023	2022

Current assets	$-	$1,758,587	$1,951,654
Intangible assets	-	16,155,786	18,708,065
Liabilities	-	(149,306)	(180,897)
Owners Equity	-	(17,765,067)	(20,478,822)

Net loss	$3,913,325	$3,830,962	$4,319,857

SCHEDULE OF TRANSACTIONS PRIOR TO BEING ACQUIRED	The following table discloses the amount of transactions the Company conducted with SPX prior to being acquired:
	Sales	Purchases	Loans	Recoverables
PTZ	$-	$-	$-	$300,685
PTS	-	178,320	-	-